January 8, 1997



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


Principal Aggressive Growth Fund, Inc.                                  33-72444
Principal Asset Allocation Fund, Inc.                                   33-72448
Principal Balanced Fund, Inc.                                           33-12867
Principal Bond Fund, Inc.                                               33-14537
Principal Capital Accumulation Fund, Inc.                               02-35570
Principal Emerging Growth Fund, Inc.                                    33-14534
Principal Government Securities Fund, Inc.                              33-10362
Principal Growth Fund, Inc.                                             33-72446
Principal High Yield Fund, Inc.                                         33-14538
Principal Money Market Fund, Inc.                                       02-78899
Principal World Fund, Inc.                                              33-72450

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certifies that the form of prospectus that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of the Post-Effective Amendments referenced above to the Funds' Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendments, which are the most recent amendments on such Registration Statement and was filed electronically on December 18, 1997.

Comments or questions concerning this certificate may be directed to Kim McCartney at 1-800-451-5447, ext. 89155.

Very truly yours

/S/ KIM MCCARTNEY

Kim McCartney
Senior Consultant - Product Development

KLM/nja